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Scudder Variable Series I


Bond Portfolio


Supplement to the currently effective prospectuses

The following replaces and supplements similar disclosure with respect to the portfolio in the portfolio's prospectuses:

The subadvisor

Pursuant to an investment subadvisory agreement between Deutsche Investment Management Americas Inc. ("DeIM"), the portfolio's investment advisor, and Aberdeen Asset Management Inc. ("AAMI"), a US registered investment advisor, AAMI acts as the subadvisor for the portfolio. As the subadvisor, AAMI, under the supervision of the Board of Trustees and DeIM, makes the portfolio's investment decisions, buys and sells securities for the portfolio, and conducts the research that leads to these purchase and sale decisions. AAMI is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. AAMI provides a full range of international investment advisory services to institutional and retail clients. DeIM continues to manage the high yield portion of the portfolio.

AAMI will be paid for its services by DeIM from its fee as investment advisor to the portfolio. DeIM pays AAMI a fee at the annual rate of 0.29% of the average daily net assets of the portfolio, computed daily and paid monthly.

AAMI is a direct wholly owned subsidiary of Aberdeen Asset Management PLC, the parent company of an asset management group formed in 1983. AAMI's headquarters are located at 1735 Market Street, Philadelphia, PA 19103.

The sub-subadvisor

Pursuant to an investment sub-subadvisory agreement between AAMI and Aberdeen Asset Management Investment Services Limited ("AAMISL"), a US registered investment advisor, AAMISL acts as the sub-subadvisor for the portfolio. As the sub-subadvisor, AAMISL, under the supervision of the Board of Trustees, DeIM and AAMI, manages the portfolio's investments in foreign securities, foreign currencies and related investments and conducts the research that leads to these investments. AAMISL is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges for the portion of the portfolio advised by AAMISL. AAMISL provides a full range of international investment advisory services to institutional and retail clients. AAMI continues to manage the core bond and active fixed income strategies of the portfolio.

AAMISL will be paid for its sub-subadvisory services by AAMI, the portfolio's subadvisor, from AAMI's subadvisory fee paid by DeIM to AAMI. AAMI pays AAMISL a fee at the annual rate of 0.04% of the average daily net assets of the portfolio, computed daily and paid monthly.

Prior to December 2, 2005, Deutsche Asset Management Investment Services Limited ("DeAMIS"), an affiliate of DeIM, served as the portfolio's subadvisor. On December 1, 2005, DeAMIS became a direct wholly owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen Asset Management"), the parent company of an asset management group formed in 1983, and was renamed AAMISL. AAMISL's principal business address is One Bow Churchyard, London EC4M 9HH, United Kingdom.

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Portfolio Managers

Effective December 2, 2005, with the exception of Andrew P. Cestone, manager of the high yield portion of the portfolio (who is remaining with DeIM), the members of the portfolio management team have become employees of AAMI and/or AAMISL and continue to be responsible for the management of the portfolio.

A team approach is utilized with respect to the day-to-day management of the portfolio. Portfolio decisions are made jointly by the senior members of the management team.

The following portfolio manager handles the day-to-day management of the high yield portion of the portfolio.


  Andrew P. Cestone
  Managing Director of
  Deutsche Asset Management
  and Co-Lead Portfolio
  Manager of the portfolio.
  o   Joined Deutsche Asset
      Management in 1998
      and the portfolio in
      2002.
  o   Prior to that,
      Investment Analyst,
      Phoenix Investment
      Partners, from 1997
      to 1998.
  o   Prior to that, Credit
      officer, asset based
      lending group, Fleet
      bank, from 1995 to 1997.
  o   BA, University of
      Vermont.


The following members of the management team handle the day-to-day operations of the core bond and active fixed income portion of the portfolio:


  Gary W. Bartlett, CFA        Thomas J. Flaherty        Daniel R. Taylor, CFA
  CIO for Active Fixed         Senior portfolio          Senior portfolio
  Income and senior            manager for corporate     manager for
  portfolio                    and taxable municipal     asset-backed and
  manager specializing in      fixed income              commercial mortgage
  taxable municipal,           investments:              fixed income
  utility and government       Philadelphia.             investments:
  fixed income investments:    o   Joined Aberdeen       Philadelphia.
  Philadelphia.                    Asset Management      o   Joined Aberdeen
  o   Joined Aberdeen Asset        Inc. in 2005 and          Asset Management
      Management Inc. in           the portfolio in          Inc. in 2005 and
      2005 and the                 2002.                     the portfolio in
      portfolio in 2002.       o   Formerly, Managing        2002.
  o   Formerly, Managing           Director of           o   Formerly, Managing
      Director of Deutsche         Deutsche Asset            Director of
      Asset Management;            Management; joined        Deutsche Asset
      joined Deutsche Asset        Deutsche Asset            Management; joined
      Management in 1992           Management in 1995        Deutsche Asset
      after nine years of          after 10 years of         Management in 1998
      experience as an             fixed income              after six years of
      analyst and fixed            experience,               experience as fixed
      income                       including vice            income portfolio
      portfolio manager at         president for US          manager and senior
      PNC Financial and            taxable fixed             credit analyst for
      credit analyst               income securities         CoreStates
      at First Pennsylvania        at Prudential             Investment
      Bank.                        Securities.               Advisors.
  o   BA from Bucknell         o   BA from SUNY Stony    o   BS from Villanova
      University; MBA from         Brook.                    University.
      Drexel University.
                             J. Christopher Gagnier
  Warren S. Davis, III         Head of Core Plus
  Senior portfolio manager     Fixed Income product
  for mortgage- and            and senior portfolio
  asset-backed fixed income    manager for corporate
  investments: Philadelphia.   and commercial
  o   Joined Aberdeen Asset    mortgages:
      Management Inc. in       Philadelphia.
      2005 and the             o   Joined Aberdeen
      portfolio in 2002.           Asset Management
  o   Formerly, Managing           Inc. in 2005 and
      Director of Deutsche         the portfolio in
      Asset Management;            2002.
      joined Deutsche Asset    o   Formerly, Managing
      Management in 1995           Director of
      after nine years of          Deutsche Asset
      experience as a              Management; joined
      trader, analyst and          Deutsche Asset
      developer of analytical      Management in 1997
      and risk management          after 17 years of
      systems                      experience in
      for PaineWebber and          fixed income
      Merrill Lynch.               investments
  o   BS from Pennsylvania         at PaineWebber and
      State University; MBA        Continental Bank.
      from                     o   BS from Wharton
      Drexel University.           School of
                                   Business; MBA from
                                   University of
                                   Chicago.


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  Timothy C. Vile, CFA         William T. Lissenden
  Senior portfolio manager     Portfolio manager for
  for Core Fixed Income        Core Fixed Income:
  and Global Aggregate         Philadelphia.
  Fixed Income:                o   Joined Aberdeen
  Philadelphia.                    Asset Management
  o   Joined Aberdeen Asset        Inc. in 2005 and
      Management Inc. in           the portfolio in
      2005 and the                 2004.
      portfolio in 2002.       o   Formerly, Director
  o   Formerly, Managing           of Deutsche Asset
      Director of Deutsche         Management; joined
      Asset Management;            Deutsche Asset
      joined Deutsche Asset        Management in 2002
      Management in 1991 as        after 31 years of
      member of Core Fixed         experience,
      Income; seconded to          including fixed
      the London office            income strategist
      from January 1999 to         and director of
      June 2002 to design          research at
      and develop the              Conseco Capital
      firm's European              Management,
      Credit and Global            director of fixed
      Aggregate                    income research
      capabilities; before         and product
      joining Deutsche             management at
      Asset Management, he         Prudential
      had six years of             Securities and
      experience that              national sales
      included portfolio           manager for fixed
      manager for fixed            income securities
      income portfolios at         at Prudential
      Equitable Capital            Securities.
      Management.              o   BS from St.
  o   BS from Susquehanna          Peter's College;
      University.                  MBA from Baruch
                                    College.


The following portfolio managers are responsible for the day-to-day management of the foreign securities, foreign currencies and related investments for the portfolio:


  Brett Diment                 Nik Hart                  Ian Winship
  Head of Emerging Markets     Head of European          Head of Global Interest
  and Co-Manager of the        Investment Grade and      Rates and  Co-Manager
  portfolio.                   Co-Manager of the         of the portfolio.
  o   Joined Aberdeen Asset    portfolio.                o   Joined Aberdeen
      Management in 2005       o   Joined Aberdeen           Asset Management in
      and the portfolio in         Asset Management          2005 and the
      2002.                        and the portfolio         portfolio in 2004.
  o   Formerly, Managing           in 2005.              o   Formerly, Director
      Director of Deutsche     o   Formerly, Managing        of Deutsche Asset
      Asset Management,            Director of               Management; joined
      joined Deutsche Asset        Deutsche Asset            Deutsche Asset
      Management 1991. Head        Management; joined        Management in 1999
      of Emerging Markets.         Deutsche Asset            as a member of the
  o   BSc from London              Management in 1992.       fixed income team.
      School of Economics.     o   Head of European      o   Previously had nine
                                   Investment Grade,         years of experience
  Annette Fraser                   analyst                   as a fixed income
  Client Portfolio Manager         specializing in           portfolio manager
  and  Co-Manager of the           investing credit          at Scottish
  portfolio.                       and managing              Amicable Investment
  o   Joined Aberdeen Asset        sterling                  Managers, Murray
      Management and the           portfolios.               Johnstone, and Hill
      portfolio in 2005.       o   Joined the fund in        Samuel Asset
  o   Formerly, Managing           2002.                     Managers.
      Director of Deutsche                               o   BA from University
      Asset Management;        Stephen Ilott                 of Strathclyde.
      joined Deutsche Asset    Head of Fixed Income
      Management in 1990.      and  Co-Manager of the    Matthew Cobon
  o   Portfolio Manager in     portfolio.                Head of Currency and
      the fixed income team    o   Joined Aberdeen       Co-Manager of the
      for 10 years                 Asset Management      portfolio.
      specializing in the          in 2005 as head of    o   Joined Aberdeen
      global fixed income          the fixed income          Asset Management
      product.                     business globally.        and the portfolio
  o   MA from St. Andrews      o   Joined the                in 2005.
      University.                  portfolio in 2004.    o   Formerly, Director
                               o   Formerly, Managing        of Deutsche Asset
  Anthony Fletcher                 Director of               Management; joined
  Client Portfolio Manager         Deutsche Asset            Deutsche Asset
  and Co-Manager of the            Management; joined        Management in 2001
  portfolio.                       Deutsche Asset            as a member of the
  o   Joined Aberdeen Asset        Management in 1998.       fixed income
      Management and the       o   Prior to 1998,            currency desk.
      portfolio in 2005.           managed global        o   Previously had five
  o   Formerly, Managing           fixed income and          years of experience
      Director of Deutsche         currency                  at Citibank
      Asset Management;            portfolios on             advising global
      joined Deutsche Asset        behalf of central         fixed income and
      Management in 1996 as        banks,                    currency fund
      a portfolio manager          corporations and          managers on the
      covering global and          pension funds at          active management
      UK fixed income              Robert Fleming &          of their currency
      products.                    Company from 1986         exposure.
  o   Over 18 years                to 1997.              o   BA from Warwick
      investment industry                                    University.
      experience, including
      serving as the Head
      of global fixed
      income at the Saudi
      American Bank and as
      a fund manager for
      the Industrial Bank
      of Japan.
  o   BSc Geology from
      University of London.


Additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the portfolio may be found in the SAI.

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               Please Retain This Supplement for Future Reference



December 5, 2005
SVS1-3608